Restatement Of 2015 Periods (Tables)	9 Months Ended
Sep. 30, 2016
Restatement Of 2015 Periods Tables
Schedule of Company's Consolidated Statement of Operations

The effect of correcting these errors in the Company’s unaudited consolidated financial statements for the three and nine months ended September 30, 2015 are shown in the table as follows:

Consolidated Statement of operations	For the Nine Months Ended September 30, 2015 (Unaudited)
	As previously reported	Adjustments to Restate	As Restated
Revenues	$1,437,117	$(63,570)	$1,373,547
Cost of revenues	1,224,575	41,263	1,265,838
Gross profit	212,542	(104,833)	107,709
Operating expenses	360,308	(48,551)	311,757
Loss from operations	(147,766)	(56,282)	(204,048)
Other expenses	—	(105)	(105)
Net loss	$(147,766)	$(56,387)	$(204,153)
Net loss per common share	$(0.01)	$(0.00)	$(0.01)

Consolidated Statement of operations	For the Three Months Ended September 30, 2015 (Unaudited)
	As previously reported	Adjustments to Restate	As Restated
Revenues	$95,227	$(70,770)	$24,457
Cost of revenues	39,235	(16,301)	22,934
Gross profit	55,992	(54,469)	1,523
Operating expenses	142,597	(26,204)	116,393
Loss from operations	(86,605)	(28,265)	(114,870)
Other expenses	—	(58)	(58)
Net loss	$(86,605)	$(28,323)	$(114,928)
Net loss per common share	$(0.01)	$(0.00)	$(0.01)